Contract costs (Details) - CAD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Contract Costs [Line Items]
Transition costs	$ 366,449	$ 336,728
Incentives	4,483	7,301
Contract assets	370,932	344,029
Cost
Disclosure Of Contract Costs [Line Items]
Transition costs	690,012	610,971
Incentives	18,757	51,045
Contract assets	708,769	662,016
Accumulated amortization and impairment
Disclosure Of Contract Costs [Line Items]
Transition costs	323,563	274,243
Incentives	14,274	43,744
Contract assets	$ 337,837	$ 317,987